Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ATLASSIAN CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37651
Entity Tax Identification Number	88-3940934
Entity Address, Address Line One	350 Bush Street, Floor 13
Entity Address, Postal Zip Code	94104
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
City Area Code	415
Local Phone Number	701-1110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001650372
Amendment Flag	false